American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Equity ETF (AVSC)
May 31, 2024

Avantis U.S. Small Cap Equity ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.0%
AAR Corp.(1)	34,129	2,422,818
AerSale Corp.(1)	27,501	208,183
Astronics Corp.(1)	24,089	495,270
Byrna Technologies, Inc.(1)(2)	3,854	45,053
Cadre Holdings, Inc.	30,102	988,550
Ducommun, Inc.(1)	16,705	971,897
Kratos Defense & Security Solutions, Inc.(1)	185,738	4,037,944
Mercury Systems, Inc.(1)	5,460	168,987
National Presto Industries, Inc.	7,171	534,096
Park Aerospace Corp.	18,210	253,847
Spirit AeroSystems Holdings, Inc., Class A(1)	2	61
V2X, Inc.(1)	14,420	693,746
VirTra, Inc.(1)	1,815	16,625
		10,837,077
Air Freight and Logistics — 0.5%
Air Transport Services Group, Inc.(1)	89,360	1,206,360
Forward Air Corp.	25,400	426,720
Hub Group, Inc., Class A	78,131	3,371,352
Radiant Logistics, Inc.(1)	44,252	236,306
		5,240,738
Automobile Components — 2.0%
Adient PLC(1)	48,654	1,373,989
American Axle & Manufacturing Holdings, Inc.(1)	152,883	1,168,026
Dana, Inc.	177,314	2,493,035
Fox Factory Holding Corp.(1)	1,360	63,403
Gentherm, Inc.(1)	38,261	2,063,798
Holley, Inc.(1)	60,472	232,213
LCI Industries	6,539	718,505
Modine Manufacturing Co.(1)	38,642	3,899,751
Motorcar Parts of America, Inc.(1)	19,106	97,250
Patrick Industries, Inc.	31,037	3,556,840
Phinia, Inc.	69,478	3,109,835
QuantumScape Corp.(1)	134,410	794,363
Solid Power, Inc.(1)(2)	24,522	43,404
Standard Motor Products, Inc.	24,778	760,932
Stoneridge, Inc.(1)	35,070	556,561
XPEL, Inc.(1)	28,014	1,064,532
		21,996,437
Automobiles — 0.2%
Canoo, Inc.(1)(2)	642	1,445
Winnebago Industries, Inc.	37,762	2,343,132
		2,344,577
Banks — 16.8%
1st Source Corp.	14,309	735,769
ACNB Corp.	5,084	160,502
Amalgamated Financial Corp.	30,600	773,568
Amerant Bancorp, Inc.	40,230	886,669
Ameris Bancorp	255	12,737
Ames National Corp.	1,577	32,329

Arrow Financial Corp.	21,427	538,032
Atlantic Union Bankshares Corp.	62,762	2,047,924
Axos Financial, Inc.(1)	41,668	2,244,655
Banc of California, Inc.	182,503	2,529,492
Bancorp, Inc.(1)	65,195	2,189,900
Bank First Corp.	12,588	1,027,684
Bank of Hawaii Corp.	53,747	3,103,352
Bank of Marin Bancorp	19,317	297,095
Bank of NT Butterfield & Son Ltd.	62,439	2,127,297
Bank7 Corp.	758	22,930
BankUnited, Inc.	100,842	2,893,157
Bankwell Financial Group, Inc.	916	22,662
Banner Corp.	45,457	2,128,751
Bar Harbor Bankshares	18,603	488,701
BayCom Corp.	5,812	117,286
BCB Bancorp, Inc.	5,703	57,030
Berkshire Hills Bancorp, Inc.	57,342	1,274,713
Blue Foundry Bancorp(1)	12,469	114,590
Blue Ridge Bankshares, Inc.(1)	2,203	6,389
Bridgewater Bancshares, Inc.(1)	19,212	216,519
Brookline Bancorp, Inc.	116,776	1,010,112
Burke & Herbert Financial Services Corp.	4,570	228,957
Business First Bancshares, Inc.	32,523	697,618
Byline Bancorp, Inc.	39,248	906,629
C&F Financial Corp.	143	6,283
Cambridge Bancorp	9,760	653,334
Camden National Corp.	18,633	604,082
Capital Bancorp, Inc.	3,608	72,701
Capital City Bank Group, Inc.	14,727	399,985
Carter Bankshares, Inc.(1)	22,680	289,170
Cathay General Bancorp	69,162	2,547,928
Central Pacific Financial Corp.	35,936	728,782
Chemung Financial Corp.	88	3,819
Citizens & Northern Corp.	2,278	39,933
Citizens Financial Services, Inc.	3,024	126,857
City Holding Co.	18,958	1,937,887
Civista Bancshares, Inc.	4,673	66,964
CNB Financial Corp.	27,728	537,923
Coastal Financial Corp.(1)	14,192	629,273
Codorus Valley Bancorp, Inc.	2,277	50,094
Colony Bankcorp, Inc.	3,332	40,251
Columbia Financial, Inc.(1)	34,932	506,514
Community Financial System, Inc.	67,765	3,080,597
Community Trust Bancorp, Inc.	20,837	877,446
Community West Bancshares	9,470	164,494
ConnectOne Bancorp, Inc.	49,416	921,114
CrossFirst Bankshares, Inc.(1)	57,116	747,648
Customers Bancorp, Inc.(1)	45,449	2,058,840
CVB Financial Corp.	177,624	2,937,901
Dime Community Bancshares, Inc.	47,151	870,879
Eagle Bancorp, Inc.	39,619	714,331
Eastern Bankshares, Inc.	211,077	2,891,755
Enterprise Bancorp, Inc.	7,253	182,413
Enterprise Financial Services Corp.	48,381	1,871,861
Equity Bancshares, Inc., Class A	19,739	665,204

Esquire Financial Holdings, Inc.	9,163	419,391
Evans Bancorp, Inc.	794	21,009
Farmers & Merchants Bancorp, Inc.	2,063	45,510
Farmers National Banc Corp.	46,992	574,242
FB Financial Corp.	48,364	1,789,468
Fidelity D&D Bancorp, Inc.	374	17,290
Financial Institutions, Inc.	19,503	343,448
First Bancorp, Inc.	1,238	29,910
First Bancorp/Southern Pines NC	53,649	1,692,626
First Bancshares, Inc.	37,343	946,645
First Bank	15,461	188,160
First Busey Corp.	71,909	1,625,862
First Business Financial Services, Inc.	1,154	39,248
First Commonwealth Financial Corp.	133,974	1,809,989
First Community Bankshares, Inc.	20,877	725,267
First Financial Bancorp	119,982	2,675,599
First Financial Corp.	14,404	533,524
First Financial Northwest, Inc.	3,527	74,949
First Foundation, Inc.	71,920	425,766
First Hawaiian, Inc.	152,514	3,100,610
First Internet Bancorp	11,758	346,391
First Interstate BancSystem, Inc., Class A	91,965	2,440,751
First Merchants Corp.	79,051	2,612,636
First Mid Bancshares, Inc.	27,645	877,452
First of Long Island Corp.	28,507	285,070
First United Corp.	815	16,333
First Western Financial, Inc.(1)	1,290	21,775
Five Star Bancorp	8,887	203,690
Flushing Financial Corp.	37,525	477,318
FS Bancorp, Inc.	999	32,757
Fulton Financial Corp.	205,846	3,466,447
FVCBankcorp, Inc.(1)	53	583
German American Bancorp, Inc.	36,892	1,167,632
Great Southern Bancorp, Inc.	12,384	650,036
Guaranty Bancshares, Inc.	3,224	94,012
Hanmi Financial Corp.	40,984	645,908
HarborOne Bancorp, Inc.	54,474	567,074
HBT Financial, Inc.	6,599	128,680
Heartland Financial USA, Inc.	48,762	2,143,578
Heritage Commerce Corp.	79,793	650,313
Heritage Financial Corp.	46,177	837,189
Hilltop Holdings, Inc.	61,115	1,869,508
Hingham Institution For Savings The	1,638	279,934
Home Bancorp, Inc.	937	33,891
HomeStreet, Inc.	16,670	152,197
HomeTrust Bancshares, Inc.	18,115	500,155
Hope Bancorp, Inc.	158,913	1,673,354
Horizon Bancorp, Inc.	56,199	686,752
Independent Bank Corp.	54,273	2,756,526
Independent Bank Corp. (Michigan)	29,707	744,457
Independent Bank Group, Inc.	47,633	2,193,023
Investar Holding Corp.	31	491
Kearny Financial Corp.	76,131	431,663
Lakeland Financial Corp.	35,312	2,190,403
LCNB Corp.	59	832

Live Oak Bancshares, Inc.	47,513	1,638,248
Macatawa Bank Corp.	23,251	326,909
MainStreet Bancshares, Inc.	165	2,789
Mercantile Bank Corp.	21,783	834,507
Metrocity Bankshares, Inc.	8,413	207,380
Metropolitan Bank Holding Corp.(1)	14,255	599,423
Mid Penn Bancorp, Inc.	11,198	239,637
Middlefield Banc Corp.	181	3,819
Midland States Bancorp, Inc.	28,436	646,066
MidWestOne Financial Group, Inc.	9,927	212,537
MVB Financial Corp.	6,804	127,439
National Bank Holdings Corp., Class A	49,931	1,820,984
National Bankshares, Inc.	27	831
NBT Bancorp, Inc.	60,321	2,242,735
New York Community Bancorp, Inc.	4,301	14,150
Nicolet Bankshares, Inc.	16,108	1,297,177
Northeast Bank	8,703	483,800
Northfield Bancorp, Inc.	52,666	466,621
Northrim BanCorp, Inc.	5,425	316,874
Northwest Bancshares, Inc.	154,941	1,696,604
Norwood Financial Corp.	172	4,353
Oak Valley Bancorp	539	12,839
OceanFirst Financial Corp.	77,242	1,162,492
OFG Bancorp	65,068	2,417,927
Old National Bancorp	11,492	196,398
Old Second Bancorp, Inc.	57,941	837,827
Orange County Bancorp, Inc.	838	41,087
Origin Bancorp, Inc.	39,267	1,227,879
Orrstown Financial Services, Inc.	9,566	249,768
Pacific Premier Bancorp, Inc.	126,723	2,818,320
Park National Corp.	20,252	2,783,840
Parke Bancorp, Inc.	2,102	34,115
Pathward Financial, Inc.	33,910	1,807,742
PCB Bancorp	3,028	46,086
Peapack-Gladstone Financial Corp.	21,214	460,344
Penns Woods Bancorp, Inc.	261	5,186
Peoples Bancorp, Inc.	45,731	1,333,059
Peoples Financial Services Corp.	2,074	80,865
Plumas Bancorp	132	4,609
Ponce Financial Group, Inc.(1)	10,888	101,912
Preferred Bank	17,226	1,287,127
Premier Financial Corp.	48,670	959,286
Primis Financial Corp.	32,313	338,963
Provident Bancorp, Inc.(1)	7,267	69,255
Provident Financial Services, Inc.	166,327	2,395,109
QCR Holdings, Inc.	22,398	1,269,295
RBB Bancorp	13,141	241,400
Red River Bancshares, Inc.	1,286	58,976
Renasant Corp.	73,413	2,211,200
Republic Bancorp, Inc., Class A	10,544	546,074
S&T Bancorp, Inc.	50,082	1,598,117
Sandy Spring Bancorp, Inc.	58,725	1,376,514
Seacoast Banking Corp. of Florida	110,209	2,608,647
Shore Bancshares, Inc.	38,734	438,082
Sierra Bancorp	5,372	112,919

Simmons First National Corp., Class A	162,727	2,828,195
SmartFinancial, Inc.	9,809	226,980
South Plains Financial, Inc.	11,198	304,026
Southern California Bancorp(1)	1,776	24,722
Southern First Bancshares, Inc.(1)	6,297	172,979
Southern Missouri Bancorp, Inc.	12,537	527,933
Southern States Bancshares, Inc.	459	12,177
Southside Bancshares, Inc.	38,181	1,023,633
Stellar Bancorp, Inc.	60,912	1,376,002
Stock Yards Bancorp, Inc.	36,217	1,696,766
Texas Capital Bancshares, Inc.(1)	15,595	940,067
Third Coast Bancshares, Inc.(1)	1,927	40,640
Timberland Bancorp, Inc.	4,346	107,564
Tompkins Financial Corp.	14,856	696,895
Towne Bank	88,089	2,395,140
TriCo Bancshares	36,326	1,383,294
Triumph Financial, Inc.(1)	28,807	2,140,360
TrustCo Bank Corp.	24,849	690,802
Trustmark Corp.	77,215	2,250,817
Unity Bancorp, Inc.	1,093	30,582
Univest Financial Corp.	38,530	839,954
Veritex Holdings, Inc.	71,290	1,454,316
Virginia National Bankshares Corp.	343	10,036
WaFd, Inc.	102,235	2,863,602
Washington Trust Bancorp, Inc.	21,609	567,236
WesBanco, Inc.	74,833	2,065,391
West BanCorp, Inc.	1,977	34,242
Westamerica BanCorp	35,344	1,725,494
William Penn Bancorp	468	5,639
WSFS Financial Corp.	80,137	3,530,836
		180,659,098
Beverages — 0.1%
Duckhorn Portfolio, Inc.(1)	15,900	128,313
Vita Coco Co., Inc.(1)	50,639	1,474,101
Zevia PBC, Class A(1)	3,202	2,727
		1,605,141
Biotechnology — 5.2%
2seventy bio, Inc.(1)(2)	70,225	297,052
4D Molecular Therapeutics, Inc.(1)	1,153	27,637
89bio, Inc.(1)	52,542	415,082
Absci Corp.(1)(2)	111,872	470,981
ACELYRIN, Inc.(1)	4,947	20,382
Acrivon Therapeutics, Inc.(1)	4,816	37,180
Actinium Pharmaceuticals, Inc.(1)	18,249	148,729
Acumen Pharmaceuticals, Inc.(1)(2)	42,814	125,873
Adicet Bio, Inc.(1)	76,251	110,564
Adverum Biotechnologies, Inc.(1)	1,305	10,336
Agios Pharmaceuticals, Inc.(1)	72,972	2,651,802
Akero Therapeutics, Inc.(1)	28	527
Aldeyra Therapeutics, Inc.(1)	32,282	124,609
Alector, Inc.(1)	30,096	148,072
Allogene Therapeutics, Inc.(1)	135,216	338,040
Altimmune, Inc.(1)(2)	28,395	213,246
ALX Oncology Holdings, Inc.(1)(2)	22,467	238,824
AnaptysBio, Inc.(1)	4,090	97,915

Anavex Life Sciences Corp.(1)	84	341
Anika Therapeutics, Inc.(1)	19,411	497,892
Annexon, Inc.(1)	94,067	454,344
Arbutus Biopharma Corp.(1)	7,826	26,295
Arcturus Therapeutics Holdings, Inc.(1)	29,335	1,138,491
Arcus Biosciences, Inc.(1)	49,828	750,908
ARS Pharmaceuticals, Inc.(1)	74,442	661,045
Atossa Therapeutics, Inc.(1)(2)	17,648	22,942
aTyr Pharma, Inc.(1)	58,579	101,342
Aura Biosciences, Inc.(1)	12,581	92,470
Aurinia Pharmaceuticals, Inc.(1)	147	797
Avid Bioservices, Inc.(1)	31,388	253,929
Avidity Biosciences, Inc.(1)	123,580	3,319,359
Beam Therapeutics, Inc.(1)	83,319	1,984,659
BioAtla, Inc.(1)	43,619	65,865
C4 Therapeutics, Inc.(1)(2)	94,486	472,430
Candel Therapeutics, Inc.(1)	1,766	15,717
Cardiff Oncology, Inc.(1)(2)	41,241	131,146
CareDx, Inc.(1)	66,686	867,585
Cargo Therapeutics, Inc.(1)	8,625	163,875
Caribou Biosciences, Inc.(1)	111,513	321,157
Carisma Therapeutics, Inc.(1)	280	372
Catalyst Pharmaceuticals, Inc.(1)	127,070	2,054,722
Cogent Biosciences, Inc.(1)	33,968	272,084
Corvus Pharmaceuticals, Inc.(1)	18,248	39,416
Cue Biopharma, Inc.(1)(2)	8,875	14,466
Cullinan Therapeutics, Inc.(1)	51,669	1,214,222
Curis, Inc.(1)	388	4,020
Deciphera Pharmaceuticals, Inc.(1)	50,917	1,300,420
Denali Therapeutics, Inc.(1)	78,598	1,458,779
DermTech, Inc.(1)(2)	15,348	4,841
Design Therapeutics, Inc.(1)	18,840	76,302
DiaMedica Therapeutics, Inc.(1)	3,243	9,405
Dianthus Therapeutics, Inc.(1)	25,916	560,045
Dynavax Technologies Corp.(1)	167,495	2,008,265
Eagle Pharmaceuticals, Inc.(1)(2)	10,740	37,268
Editas Medicine, Inc.(1)	105,098	546,510
Elevation Oncology, Inc.(1)	49,354	198,403
Eliem Therapeutics, Inc.(1)	804	6,199
Emergent BioSolutions, Inc.(1)	58,200	331,740
Enanta Pharmaceuticals, Inc.(1)	23,519	293,282
Entrada Therapeutics, Inc.(1)	30,415	470,520
Erasca, Inc.(1)	94,564	238,301
Essa Pharma, Inc.(1)(2)	46,884	316,467
Fate Therapeutics, Inc.(1)	140,788	518,100
Fusion Pharmaceuticals, Inc.(1)(2)	4,010	86,295
Generation Bio Co.(1)	31,856	101,302
GlycoMimetics, Inc.(1)	42,324	11,470
Gritstone bio, Inc.(1)(2)	82,936	64,168
HilleVax, Inc.(1)	12,659	153,680
IGM Biosciences, Inc.(1)(2)	16,836	140,244
Immuneering Corp., Class A(1)(2)	11,526	16,021
Immunic, Inc.(1)	15,721	19,494
Inmune Bio, Inc.(1)(2)	1,307	12,351
Inovio Pharmaceuticals, Inc.(1)	28,185	285,514

Inozyme Pharma, Inc.(1)(2)	57,236	275,878
Intellia Therapeutics, Inc.(1)	75,102	1,605,681
Invivyd, Inc.(1)(2)	101,437	186,644
iTeos Therapeutics, Inc.(1)	36,325	608,081
Janux Therapeutics, Inc.(1)	30,086	1,609,601
Jasper Therapeutics, Inc.(1)	13,429	348,617
KalVista Pharmaceuticals, Inc.(1)	29,003	338,465
Kodiak Sciences, Inc.(1)	49,108	156,163
Korro Bio, Inc.(1)	1,218	62,483
Kronos Bio, Inc.(1)	2,981	2,355
Kura Oncology, Inc.(1)	96,501	1,988,886
Kymera Therapeutics, Inc.(1)	1,259	40,426
Lantern Pharma, Inc.(1)	4,399	26,702
Larimar Therapeutics, Inc.(1)	13,174	105,392
Leap Therapeutics, Inc.(1)(2)	11,084	26,934
LENZ Therapeutics, Inc.	6,706	102,535
Lyell Immunopharma, Inc.(1)(2)	239,577	663,628
MediciNova, Inc.(1)	5,686	7,733
MeiraGTx Holdings PLC(1)	40,102	196,500
MiMedx Group, Inc.(1)	97,934	700,228
Mineralys Therapeutics, Inc.(1)	8,603	109,860
Monte Rosa Therapeutics, Inc.(1)	40,171	165,505
Morphic Holding, Inc.(1)	20,288	616,147
Myriad Genetics, Inc.(1)	28,780	655,033
Neurogene, Inc.(1)(2)	2,708	101,821
Nkarta, Inc.(1)	59,677	405,207
Nurix Therapeutics, Inc.(1)	69,848	1,100,106
Ocugen, Inc.(1)(2)	9,476	16,393
Olema Pharmaceuticals, Inc.(1)	31,572	305,617
Omega Therapeutics, Inc.(1)(2)	20,993	41,566
Organogenesis Holdings, Inc.(1)	74,023	203,563
ORIC Pharmaceuticals, Inc.(1)	75,065	674,834
Ovid therapeutics, Inc.(1)	10,039	30,719
PepGen, Inc.(1)	17,636	287,996
PMV Pharmaceuticals, Inc.(1)	47,118	85,755
Poseida Therapeutics, Inc.(1)	82,164	245,670
Praxis Precision Medicines, Inc.(1)	1,394	66,159
Precision BioSciences, Inc.(1)	3,136	40,454
Protagonist Therapeutics, Inc.(1)	631	17,763
Prothena Corp. PLC(1)	1,124	23,390
Puma Biotechnology, Inc.(1)	60,302	232,163
Pyxis Oncology, Inc.(1)(2)	52,405	195,995
Q32 Bio, Inc.(1)	1,055	26,903
Rallybio Corp.(1)	7,748	12,939
RAPT Therapeutics, Inc.(1)	1,231	4,936
REGENXBIO, Inc.(1)	55,689	799,137
Relay Therapeutics, Inc.(1)	152,942	980,358
Reneo Pharmaceuticals, Inc.(1)(2)	18,226	30,255
Repare Therapeutics, Inc.(1)	28,071	97,687
Replimune Group, Inc.(1)	37,985	200,181
Roivant Sciences Ltd.(1)	803	8,319
Sage Therapeutics, Inc.(1)	61,961	688,387
Sagimet Biosciences, Inc., Class A(1)(2)	4,047	21,571
Savara, Inc.(1)	230	941
Sera Prognostics, Inc., Class A(1)(2)	26,944	242,496

Shattuck Labs, Inc.(1)(2)	45,281	334,174
Solid Biosciences, Inc.(1)(2)	32,235	266,261
Spero Therapeutics, Inc.(1)	1,211	1,720
Spruce Biosciences, Inc.(1)	8,108	6,009
Stoke Therapeutics, Inc.(1)(2)	45,470	664,771
Sutro Biopharma, Inc.(1)	75,460	318,819
Syros Pharmaceuticals, Inc.(1)	5,253	26,790
Tango Therapeutics, Inc.(1)	63,371	438,527
Tenaya Therapeutics, Inc.(1)	92,167	388,023
Tourmaline Bio, Inc.	8,107	111,633
TScan Therapeutics, Inc.(1)	46,056	393,779
Tyra Biosciences, Inc.(1)(2)	26,278	426,229
uniQure NV(1)	53,671	265,671
Vanda Pharmaceuticals, Inc.(1)	74,133	378,820
Vera Therapeutics, Inc.(1)	421	15,994
Verastem, Inc.(1)	1,593	6,308
Verve Therapeutics, Inc.(1)	83,175	431,678
Vigil Neuroscience, Inc.(1)	435	1,383
Vincerx Pharma, Inc.(1)	9,666	6,099
Vir Biotechnology, Inc.(1)	117,765	1,209,447
Vistagen Therapeutics, Inc.(1)(2)	28,498	110,002
Voyager Therapeutics, Inc.(1)	69,020	579,768
Werewolf Therapeutics, Inc.(1)	33,995	175,754
XBiotech, Inc.(1)(2)	8,369	60,675
Xencor, Inc.(1)	77,848	1,849,668
XOMA Corp.(1)	3,472	89,543
Y-mAbs Therapeutics, Inc.(1)	11,367	137,541
Zentalis Pharmaceuticals, Inc.(1)	12,286	145,958
Zymeworks, Inc.(1)	1,778	15,077
		56,329,007
Broadline Retail — 0.3%
1stdibs.com, Inc.(1)	12,006	64,712
Big Lots, Inc.(1)	36,718	127,779
ContextLogic, Inc., Class A(1)(2)	27,253	148,802
Kohl's Corp.	113,829	2,548,631
Nordstrom, Inc.	1,971	43,559
Savers Value Village, Inc.(1)	5,614	76,126
		3,009,609
Building Products — 2.5%
Alpha Pro Tech Ltd.(1)	1,609	8,045
American Woodmark Corp.(1)	21,167	1,822,690
Apogee Enterprises, Inc.	29,509	1,917,200
AZZ, Inc.	36,956	3,099,869
Gibraltar Industries, Inc.(1)	40,018	3,019,758
Griffon Corp.	37,315	2,520,255
Hayward Holdings, Inc.(1)	97,037	1,406,066
Insteel Industries, Inc.	25,442	836,279
Janus International Group, Inc.(1)	190,051	2,637,908
JELD-WEN Holding, Inc.(1)	122,648	1,902,271
Masterbrand, Inc.(1)	174,596	2,917,499
Quanex Building Products Corp.	45,065	1,485,343
Resideo Technologies, Inc.(1)	130,737	2,823,919
		26,397,102
Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	87	3,831

AssetMark Financial Holdings, Inc.(1)	17,761	610,801
B Riley Financial, Inc.	1,093	26,188
Brightsphere Investment Group, Inc.	36,718	814,038
Diamond Hill Investment Group, Inc.	3,794	569,252
Donnelley Financial Solutions, Inc.(1)	33,998	2,072,518
Federated Hermes, Inc.	12,631	418,970
Forge Global Holdings, Inc.(1)	104,235	164,691
Open Lending Corp., Class A(1)	101,890	659,228
Oppenheimer Holdings, Inc., Class A	11,147	509,195
Patria Investments Ltd., Class A	71,580	930,540
StoneX Group, Inc.(1)	37,444	2,810,921
Victory Capital Holdings, Inc., Class A	24,840	1,292,425
Virtus Investment Partners, Inc.	8,899	2,034,223
WisdomTree, Inc.	173,668	1,731,470
		14,648,291
Chemicals — 2.6%
AdvanSix, Inc.	34,771	824,073
Alto Ingredients, Inc.(1)	95,682	145,437
American Vanguard Corp.	34,164	296,885
Aspen Aerogels, Inc.(1)	109,983	3,290,691
Core Molding Technologies, Inc.(1)	10,667	205,233
Ecovyst, Inc.(1)	136,648	1,270,826
Hawkins, Inc.	26,422	2,307,169
Ingevity Corp.(1)	43,349	2,117,599
Intrepid Potash, Inc.(1)	14,598	391,664
Koppers Holdings, Inc.	28,307	1,254,849
Kronos Worldwide, Inc.	30,036	426,812
LSB Industries, Inc.(1)	70,112	687,799
Mativ Holdings, Inc.	62,153	1,116,889
Minerals Technologies, Inc.	44,359	3,848,143
Northern Technologies International Corp.	1,039	19,138
Orion SA	70,080	1,742,890
Perimeter Solutions SA(1)	119,425	907,630
PureCycle Technologies, Inc.(1)(2)	141,055	732,076
Rayonier Advanced Materials, Inc.(1)	92,659	523,523
Stepan Co.	28,763	2,507,271
Tronox Holdings PLC, Class A	148,475	2,941,290
		27,557,887
Commercial Services and Supplies — 2.3%
ABM Industries, Inc.	38,368	1,813,655
ACCO Brands Corp.	123,446	628,340
Acme United Corp.	3,924	139,263
ARC Document Solutions, Inc.	5,502	14,690
Aris Water Solutions, Inc., Class A	40,612	624,206
Brady Corp., Class A	24,274	1,657,186
BrightView Holdings, Inc.(1)	44,287	611,604
CECO Environmental Corp.(1)	36,939	924,583
Civeo Corp.	13,311	324,389
Deluxe Corp.	56,389	1,281,722
Driven Brands Holdings, Inc.(1)	21,015	241,462
Ennis, Inc.	33,683	708,354
Enviri Corp.(1)	103,133	912,727
Healthcare Services Group, Inc.(1)	96,137	1,036,357
HNI Corp.	61,649	2,900,585
Interface, Inc.	85,401	1,375,810

Liquidity Services, Inc.(1)	29,527	579,025
Matthews International Corp., Class A	38,141	1,080,535
MillerKnoll, Inc.	102,835	2,836,189
OPENLANE, Inc.(1)	16,127	278,191
Perma-Fix Environmental Services, Inc.(1)	3,523	36,780
Pitney Bowes, Inc.	1,577	8,547
Quad/Graphics, Inc.	33,776	159,423
Steelcase, Inc., Class A	126,928	1,733,837
Vestis Corp.	149,453	1,841,261
Viad Corp.(1)	27,269	953,052
Virco Mfg. Corp.	18,186	216,413
		24,918,186
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.	81,971	454,939
Applied Optoelectronics, Inc.(1)(2)	48,140	504,988
Aviat Networks, Inc.(1)	15,037	464,794
Cambium Networks Corp.(1)	5,462	17,533
Clearfield, Inc.(1)	13,768	526,764
Comtech Telecommunications Corp.(1)	23,681	58,966
DZS, Inc.(1)	2,246	3,302
Extreme Networks, Inc.(1)	163,933	1,827,853
KVH Industries, Inc.(1)	4,873	25,242
Lantronix, Inc.(1)	25,093	99,870
NETGEAR, Inc.(1)	37,602	519,284
Ondas Holdings, Inc.(1)	971	703
Ribbon Communications, Inc.(1)	91,966	288,773
Viasat, Inc.(1)(2)	87,139	1,471,778
Viavi Solutions, Inc.(1)	117,526	883,795
		7,148,584
Construction and Engineering — 1.9%
Ameresco, Inc., Class A(1)	24,685	901,496
Argan, Inc.	17,388	1,228,114
Concrete Pumping Holdings, Inc.(1)	22,689	162,680
Construction Partners, Inc., Class A(1)	48,226	2,807,236
Granite Construction, Inc.	46,676	2,907,448
Great Lakes Dredge & Dock Corp.(1)	86,456	791,072
IES Holdings, Inc.(1)	11,968	1,824,522
Limbach Holdings, Inc.(1)	14,028	800,718
Matrix Service Co.(1)	34,695	419,116
MYR Group, Inc.(1)	18,757	2,908,460
Northwest Pipe Co.(1)	12,904	457,963
Orion Group Holdings, Inc.(1)	40,127	432,569
Primoris Services Corp.	67,183	3,678,941
Tutor Perini Corp.(1)	60,745	1,340,035
		20,660,370
Construction Materials — 0.1%
U.S. Lime & Minerals, Inc.	2,805	961,386
Consumer Finance — 1.5%
Atlanticus Holdings Corp.(1)	958	24,621
Bread Financial Holdings, Inc.	68,305	2,852,417
Consumer Portfolio Services, Inc.(1)	2,295	19,003
Encore Capital Group, Inc.(1)	20,106	889,489
Enova International, Inc.(1)	35,586	2,193,877
EZCORP, Inc., Class A(1)	70,090	735,244
Green Dot Corp., Class A(1)	59,087	585,552

LendingClub Corp.(1)	153,197	1,366,517
LendingTree, Inc.(1)	15,605	670,859
Medallion Financial Corp.	17,807	147,976
Moneylion, Inc.(1)	8,825	869,263
Navient Corp.	108,540	1,635,698
NerdWallet, Inc., Class A(1)	15,038	209,780
Oportun Financial Corp.(1)	29,277	98,956
OppFi, Inc.	20,435	66,005
PRA Group, Inc.(1)	52,785	1,139,100
PROG Holdings, Inc.	57,421	2,169,940
Regional Management Corp.	6,264	172,260
World Acceptance Corp.(1)	4,335	557,004
		16,403,561
Consumer Staples Distribution & Retail — 1.2%
Andersons, Inc.	45,074	2,359,173
Chefs' Warehouse, Inc.(1)	13,460	530,593
Grocery Outlet Holding Corp.(1)	87,830	1,931,382
HF Foods Group, Inc.(1)	5,762	20,340
Ingles Markets, Inc., Class A	19,642	1,436,616
Natural Grocers by Vitamin Cottage, Inc.	15,932	343,813
PriceSmart, Inc.	33,892	2,852,012
SpartanNash Co.	46,002	903,939
Sprouts Farmers Market, Inc.(1)	152	12,005
United Natural Foods, Inc.(1)	79,237	951,636
Village Super Market, Inc., Class A	8,432	256,333
Weis Markets, Inc.	22,046	1,445,115
		13,042,957
Containers and Packaging — 0.6%
Ardagh Metal Packaging SA	190,694	753,241
Greif, Inc., Class A	30	1,948
Greif, Inc., Class B	50	3,262
Myers Industries, Inc.	48,730	769,934
O-I Glass, Inc.(1)	168,123	2,133,481
Pactiv Evergreen, Inc.	57,382	709,242
Ranpak Holdings Corp.(1)	45,559	284,288
TriMas Corp.	52,811	1,405,829
		6,061,225
Distributors — 0.0%
Weyco Group, Inc.	510	15,591
Diversified Consumer Services — 1.6%
Adtalem Global Education, Inc.(1)	50,436	3,247,574
American Public Education, Inc.(1)	25,103	436,792
Carriage Services, Inc.	17,097	459,738
Chegg, Inc.(1)	102,047	390,840
European Wax Center, Inc., Class A(1)	37,984	429,979
Frontdoor, Inc.(1)	88,685	3,136,789
Laureate Education, Inc., Class A	191,838	3,004,183
Lincoln Educational Services Corp.(1)	31,770	372,344
Mister Car Wash, Inc.(1)	90,482	636,089
OneSpaWorld Holdings Ltd.(1)	119,559	1,859,142
Perdoceo Education Corp.	87,879	1,977,278
Universal Technical Institute, Inc.(1)	63,221	999,524
		16,950,272
Diversified Telecommunication Services — 0.5%
Anterix, Inc.(1)	1,862	62,656

ATN International, Inc.	14,042	341,782
Consolidated Communications Holdings, Inc.(1)	98,685	434,214
IDT Corp., Class B	29,252	1,185,584
Liberty Latin America Ltd., Class A(1)	42,688	387,180
Liberty Latin America Ltd., Class C(1)	167,879	1,522,663
Shenandoah Telecommunications Co.	66,414	1,249,247
		5,183,326
Electric Utilities — 0.4%
Genie Energy Ltd., Class B	18,411	280,952
Hawaiian Electric Industries, Inc.	125,553	1,379,828
MGE Energy, Inc.	37,734	3,023,625
		4,684,405
Electrical Equipment — 1.1%
Allient, Inc.	14,631	396,500
Array Technologies, Inc.(1)	157,264	2,230,003
Beam Global(1)(2)	5,360	31,195
Blink Charging Co.(1)	64,069	199,255
Broadwind, Inc.(1)	2,422	9,276
EnerSys	16	1,725
ESS Tech, Inc.(1)(2)	12,538	9,346
Freyr Battery, Inc.(1)(2)	15,548	37,315
GrafTech International Ltd.(1)	183,963	303,539
LSI Industries, Inc.	36,536	580,192
Plug Power, Inc.(1)(2)	468,820	1,561,171
Powell Industries, Inc.	14,803	2,662,468
Preformed Line Products Co.	397	53,333
SES AI Corp.(1)(2)	114,161	142,701
SunPower Corp.(1)(2)	3,943	13,170
Sunrun, Inc.(1)	185,547	2,683,010
Thermon Group Holdings, Inc.(1)	32,629	1,101,555
Ultralife Corp.(1)	7,227	84,122
		12,099,876
Electronic Equipment, Instruments and Components — 2.7%
908 Devices, Inc.(1)(2)	32,084	202,129
Advanced Energy Industries, Inc.	48	5,157
Aeva Technologies, Inc.(1)	11,496	37,132
Akoustis Technologies, Inc.(1)	1,997	429
Bel Fuse, Inc., Class B	15,053	1,026,615
Benchmark Electronics, Inc.	46,675	2,010,292
Climb Global Solutions, Inc.	3,645	209,843
Coda Octopus Group, Inc.(1)	36	234
CTS Corp.	39,589	2,096,238
Daktronics, Inc.(1)	54,145	604,258
ePlus, Inc.(1)	36,426	2,726,122
FARO Technologies, Inc.(1)	16,555	310,075
Frequency Electronics, Inc.(1)	423	3,807
Kimball Electronics, Inc.(1)	32,131	736,443
Knowles Corp.(1)	54,329	951,844
Methode Electronics, Inc.	39,800	468,844
M-Tron Industries, Inc.(1)	1,670	60,621
Napco Security Technologies, Inc.	49,505	2,457,923
nLight, Inc.(1)	59,996	788,947
OSI Systems, Inc.(1)	14,710	2,114,415
Ouster, Inc.(1)(2)	40,565	474,610
PC Connection, Inc.	15,793	1,068,238

Plexus Corp.(1)	28,041	3,088,436
Richardson Electronics Ltd.	14,841	166,071
Rogers Corp.(1)	17,399	2,053,082
ScanSource, Inc.(1)	35,399	1,678,975
SmartRent, Inc.(1)	217,315	512,863
TTM Technologies, Inc.(1)	132,771	2,469,541
Vishay Intertechnology, Inc.	1,384	32,704
Vishay Precision Group, Inc.(1)	15,478	522,692
		28,878,580
Energy Equipment and Services — 2.6%
Archrock, Inc.	161,155	3,261,777
Bristow Group, Inc.(1)	32,284	1,159,318
Core Laboratories, Inc.	53,882	1,009,749
Diamond Offshore Drilling, Inc.(1)	133,922	2,032,936
DMC Global, Inc.(1)	25,069	325,646
Dril-Quip, Inc.(1)	45,067	871,596
Energy Services of America Corp.	12,050	81,458
Expro Group Holdings NV(1)	125,370	2,751,872
Forum Energy Technologies, Inc.(1)	6,318	115,240
Geospace Technologies Corp.(1)	16,283	160,550
Gulf Island Fabrication, Inc.(1)	6,270	42,385
Helix Energy Solutions Group, Inc.(1)	199,550	2,296,821
KLX Energy Services Holdings, Inc.(1)(2)	17,168	87,728
Kodiak Gas Services, Inc.	32,307	890,058
Mammoth Energy Services, Inc.(1)	3,873	14,369
Nabors Industries Ltd.(1)	12,593	941,453
Natural Gas Services Group, Inc.(1)	9,782	212,856
Newpark Resources, Inc.(1)	109,730	930,510
Oceaneering International, Inc.(1)	134,855	3,193,366
Oil States International, Inc.(1)	82,128	367,112
Profire Energy, Inc.(1)	13,894	21,397
ProFrac Holding Corp., Class A(1)(2)	27,279	262,424
ProPetro Holding Corp.(1)	129,004	1,235,858
Ranger Energy Services, Inc.	18,907	199,469
RPC, Inc.	133,142	909,360
SEACOR Marine Holdings, Inc.(1)	31,801	418,501
Select Water Solutions, Inc., Class A	118,617	1,296,484
Smart Sand, Inc.(1)	4,554	10,247
Solaris Oilfield Infrastructure, Inc., Class A	38,023	348,291
TETRA Technologies, Inc.(1)	161,691	599,874
U.S. Silica Holdings, Inc.(1)	102,128	1,581,963
		27,630,668
Entertainment — 0.6%
Atlanta Braves Holdings, Inc., Class A(1)	4,623	194,305
Atlanta Braves Holdings, Inc., Class C(1)	17,789	711,026
Cinemark Holdings, Inc.(1)	143,497	2,478,193
Eventbrite, Inc., Class A(1)	1,949	9,706
IMAX Corp.(1)	57,495	945,218
Kartoon Studios, Inc.(1)(2)	3,216	3,345
Marcus Corp.	27,562	293,535
Playstudios, Inc.(1)	96,491	219,034
Skillz, Inc.(1)(2)	7,378	50,392
Sphere Entertainment Co.(1)	37,415	1,365,647
Vivid Seats, Inc., Class A(1)(2)	50,913	257,111
		6,527,512

Financial Services — 1.7%
Acacia Research Corp.(1)	36,329	202,716
Alerus Financial Corp.	18,720	362,045
A-Mark Precious Metals, Inc.(2)	24,520	930,289
Cannae Holdings, Inc.(1)	83,721	1,522,048
Cass Information Systems, Inc.	17,603	745,311
EVERTEC, Inc.	84,051	2,939,263
Federal Agricultural Mortgage Corp., Class C	12,305	2,149,314
I3 Verticals, Inc., Class A(1)	419	8,162
International Money Express, Inc.(1)	38,782	808,992
loanDepot, Inc., Class A(1)	83,374	150,907
Marqeta, Inc., Class A(1)	5,965	31,734
Merchants Bancorp	24,520	982,026
NCR Atleos Corp.(1)	1,355	37,710
NewtekOne, Inc.	26,333	362,079
NMI Holdings, Inc., Class A(1)	109,132	3,621,000
Ocwen Financial Corp.(1)	2,533	62,084
Payoneer Global, Inc.(1)	352,105	2,109,109
Paysafe Ltd.(1)	39,787	723,328
Paysign, Inc.(1)	12,596	57,060
Repay Holdings Corp.(1)	1,690	16,460
Waterstone Financial, Inc.	17,061	206,438
		18,028,075
Food Products — 1.2%
Alico, Inc.	2,318	62,053
B&G Foods, Inc.	102,594	978,747
BRC, Inc., Class A(1)(2)	50,561	293,254
Calavo Growers, Inc.	20,969	565,534
Dole PLC	91,036	1,126,115
Farmer Bros Co.(1)	1,422	4,095
Fresh Del Monte Produce, Inc.	50,277	1,174,471
Hain Celestial Group, Inc.(1)	111	850
J & J Snack Foods Corp.	5,996	975,609
J M Smucker Co.	8	893
John B Sanfilippo & Son, Inc.	9,960	1,004,267
Lifeway Foods, Inc.(1)	5,156	79,196
Limoneira Co.	18,949	379,359
Mama's Creations, Inc.(1)	42,971	294,781
Mission Produce, Inc.(1)	54,816	649,570
Seneca Foods Corp., Class A(1)	6,489	383,630
Tootsie Roll Industries, Inc.	10,693	312,877
Utz Brands, Inc.	81,198	1,505,411
Vital Farms, Inc.(1)	28,162	1,165,343
Westrock Coffee Co.(1)(2)	38,851	403,273
Whole Earth Brands, Inc.(1)	18,973	91,260
WK Kellogg Co.	66,643	1,265,551
		12,716,139
Gas Utilities — 0.5%
Chesapeake Utilities Corp.	27,796	3,113,430
Northwest Natural Holding Co.	49,774	1,862,543
RGC Resources, Inc.	191	3,954
Star Group LP	6,521	69,970
		5,049,897
Ground Transportation — 0.9%
ArcBest Corp.	3,396	358,346

Covenant Logistics Group, Inc.	9,937	472,306
Heartland Express, Inc.	59,955	678,691
Hertz Global Holdings, Inc.(1)(2)	16,732	72,951
Marten Transport Ltd.	77,573	1,373,042
PAM Transportation Services, Inc.(1)	1,650	27,423
RXO, Inc.(1)	143,455	2,927,916
TuSimple Holdings, Inc., Class A(1)	78,225	21,911
Universal Logistics Holdings, Inc.	9,177	401,494
Werner Enterprises, Inc.	82,254	3,090,283
		9,424,363
Health Care Equipment and Supplies — 1.6%
Accuray, Inc.(1)	109,373	193,590
AngioDynamics, Inc.(1)	38,873	245,289
Artivion, Inc.(1)	35,817	845,281
Atrion Corp.	842	387,530
Avanos Medical, Inc.(1)	59,575	1,186,138
Axogen, Inc.(1)	44,435	303,491
Beyond Air, Inc.(1)	1,218	1,559
Bioventus, Inc., Class A(1)	26,502	177,298
CONMED Corp.	26,916	2,057,459
Glaukos Corp.(1)	62	6,989
Hyperfine, Inc.(1)	1,567	1,310
ICU Medical, Inc.(1)	7,479	795,317
Inogen, Inc.(1)	30,955	256,927
Integra LifeSciences Holdings Corp.(1)	67,527	2,086,584
iRadimed Corp.	9,278	394,037
Merit Medical Systems, Inc.(1)	4	325
Neuronetics, Inc.(1)	8,661	16,629
Nevro Corp.(1)	23,060	215,611
Omnicell, Inc.(1)	45,969	1,498,130
OraSure Technologies, Inc.(1)	99,132	468,894
Orchestra BioMed Holdings, Inc.(1)	242	1,677
Orthofix Medical, Inc.(1)	45,970	631,168
OrthoPediatrics Corp.(1)	13,806	435,993
Outset Medical, Inc.(1)(2)	2,703	10,082
Pulmonx Corp.(1)	24,778	179,641
QuidelOrtho Corp.(1)	2,036	89,971
Sensus Healthcare, Inc.(1)	1,105	5,989
Sight Sciences, Inc.(1)	29,023	190,391
Silk Road Medical, Inc.(1)	25,240	548,718
Surmodics, Inc.(1)	87	3,659
Tactile Systems Technology, Inc.(1)	23,501	299,168
UFP Technologies, Inc.(1)	6,938	1,806,378
Utah Medical Products, Inc.	4,317	294,808
Varex Imaging Corp.(1)	21,441	331,263
Vicarious Surgical, Inc.(1)	196	62
Zimvie, Inc.(1)	36,645	610,139
Zynex, Inc.(1)(2)	25,449	258,307
		16,835,802
Health Care Providers and Services — 2.5%
AdaptHealth Corp.(1)	91,596	868,330
Addus HomeCare Corp.(1)	10,421	1,196,435
AirSculpt Technologies, Inc.(1)	4,261	17,513
AMN Healthcare Services, Inc.(1)	32,311	1,807,477
Astrana Health, Inc.(1)	57,004	2,361,676

BrightSpring Health Services, Inc.(1)	8,053	90,596
Brookdale Senior Living, Inc.(1)	271,230	1,819,953
Castle Biosciences, Inc.(1)	36,949	859,434
Cross Country Healthcare, Inc.(1)	45,189	683,258
DocGo, Inc.(1)	8,670	25,403
Enhabit, Inc.(1)	1,763	16,202
Fulgent Genetics, Inc.(1)	25,032	516,911
GeneDx Holdings Corp.(1)	16,009	313,937
InfuSystem Holdings, Inc.(1)	2,194	15,665
Joint Corp.(1)	14,872	223,229
ModivCare, Inc.(1)	14,935	408,024
MSP Recovery, Inc.(1)	167	119
National HealthCare Corp.	19,731	2,086,553
National Research Corp.	25,024	702,674
Owens & Minor, Inc.(1)	106,509	1,856,452
Patterson Cos., Inc.	92,192	2,267,001
Pediatrix Medical Group, Inc.(1)	104,268	762,199
Pennant Group, Inc.(1)	39,204	922,862
PetIQ, Inc.(1)	32,652	677,856
Premier, Inc., Class A	150,698	2,851,206
RadNet, Inc.(1)	58,707	3,442,578
Select Medical Holdings Corp.	110	3,801
Talkspace, Inc.(1)	127,715	334,613
		27,131,957
Health Care Technology — 0.3%
Health Catalyst, Inc.(1)	52,226	346,258
HealthStream, Inc.	31,512	859,962
Multiplan Corp.(1)(2)	210,056	112,779
OptimizeRx Corp.(1)	20,746	250,197
Simulations Plus, Inc.	461	22,239
Teladoc Health, Inc.(1)	96,473	1,084,357
TruBridge, Inc.(1)	10,912	102,682
		2,778,474
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	71,984	713,361
Biglari Holdings, Inc., Class B(1)	17	3,383
BJ's Restaurants, Inc.(1)	32,294	1,131,582
Bloomin' Brands, Inc.	112,870	2,460,566
Bowlero Corp.	23,298	290,060
Century Casinos, Inc.(1)	4,013	10,715
Cheesecake Factory, Inc.	62,957	2,422,585
Chuy's Holdings, Inc.(1)	22,911	611,953
Cracker Barrel Old Country Store, Inc.	29,183	1,423,547
Dave & Buster's Entertainment, Inc.(1)	48,128	2,458,859
El Pollo Loco Holdings, Inc.(1)	31,728	338,855
Everi Holdings, Inc.(1)	100,720	728,206
Full House Resorts, Inc.(1)	13,426	66,727
Global Business Travel Group I(1)	70,001	424,906
Golden Entertainment, Inc.	28,787	871,382
Krispy Kreme, Inc.	1,558	16,297
Life Time Group Holdings, Inc.(1)	13,905	233,326
Monarch Casino & Resort, Inc.	17,766	1,189,789
ONE Group Hospitality, Inc.(1)	16,173	84,100
Penn Entertainment, Inc.(1)	3,342	58,485
Playa Hotels & Resorts NV(1)	139,791	1,191,019

PlayAGS, Inc.(1)	51,347	593,058
Potbelly Corp.(1)	37,916	339,348
RCI Hospitality Holdings, Inc.	10,932	489,098
Rush Street Interactive, Inc.(1)	11,868	106,219
Super Group SGHC Ltd.(1)	27,050	98,191
Sweetgreen, Inc., Class A(1)	98,783	3,037,577
Target Hospitality Corp.(1)	40,892	464,533
		21,857,727
Household Durables — 2.0%
Bassett Furniture Industries, Inc.	870	13,059
Beazer Homes USA, Inc.(1)	40,227	1,155,319
Century Communities, Inc.	33,400	2,819,294
Cricut, Inc., Class A	42,546	265,061
Ethan Allen Interiors, Inc.	31,206	908,407
Flexsteel Industries, Inc.	4,575	163,785
GoPro, Inc., Class A(1)	131,509	199,894
Green Brick Partners, Inc.(1)	43,353	2,367,074
Hamilton Beach Brands Holding Co., Class A	8,068	154,502
Helen of Troy Ltd.(1)	25,827	2,760,390
Hooker Furnishings Corp.	12,362	214,851
Hovnanian Enterprises, Inc., Class A(1)	7,227	1,039,098
Landsea Homes Corp.(1)	24,192	239,985
La-Z-Boy, Inc.	57,539	2,158,863
Legacy Housing Corp.(1)	13,682	317,833
Leggett & Platt, Inc.	54,328	630,205
LGI Homes, Inc.(1)	22,717	2,180,832
Lifetime Brands, Inc.	13,409	144,415
Lovesac Co.(1)	19,034	535,046
Purple Innovation, Inc.(1)(2)	4,899	6,124
Skyline Champion Corp.(1)	2	139
Sonos, Inc.(1)	154,115	2,435,017
Traeger, Inc.(1)	40,637	105,250
Universal Electronics, Inc.(1)	5,615	64,123
VOXX International Corp.(1)	6,335	23,376
Worthington Enterprises, Inc.	17,861	1,018,613
		21,920,555
Household Products — 0.9%
Central Garden & Pet Co.(1)	11,617	504,759
Central Garden & Pet Co., Class A(1)	67,865	2,534,758
Energizer Holdings, Inc.	93,660	2,680,549
Oil-Dri Corp. of America	6,744	563,529
Spectrum Brands Holdings, Inc.	37,285	3,345,956
WD-40 Co.	21	4,718
		9,634,269
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc.(1)	69,882	283,022
Montauk Renewables, Inc.(1)	53,233	285,329
Sunnova Energy International, Inc.(1)(2)	141,737	739,867
		1,308,218
Insurance — 2.6%
Ambac Financial Group, Inc.(1)	61,341	1,086,963
American Coastal Insurance Corp., Class C(1)	24,592	290,186
AMERISAFE, Inc.	24,854	1,089,351
Brighthouse Financial, Inc.(1)	21,064	937,559
CNO Financial Group, Inc.	2,210	63,405

Crawford & Co., Class A	110	999
Crawford & Co., Class B	45	386
Donegal Group, Inc., Class A	15,890	210,384
eHealth, Inc.(1)	35,318	209,083
Employers Holdings, Inc.	33,779	1,424,798
Fidelis Insurance Holdings Ltd.	64,463	1,068,797
Genworth Financial, Inc., Class A(1)	382,765	2,407,592
GoHealth, Inc., Class A(1)	1,871	19,589
Goosehead Insurance, Inc., Class A(1)	27,454	1,770,783
Greenlight Capital Re Ltd., A Shares(1)	32,703	434,623
HCI Group, Inc.	11,083	1,062,638
Heritage Insurance Holdings, Inc.(1)	34,509	293,327
Hippo Holdings, Inc.(1)(2)	22,557	397,905
Horace Mann Educators Corp.	54,890	1,875,591
Investors Title Co.	354	65,171
James River Group Holdings Ltd.	41,925	327,434
Lemonade, Inc.(1)(2)	71,185	1,175,264
Mercury General Corp.	23,334	1,302,737
Palomar Holdings, Inc.(1)	34,416	2,919,853
ProAssurance Corp.(1)	68,557	985,164
Root, Inc., Class A(1)	6,464	328,630
Safety Insurance Group, Inc.	18,854	1,458,357
Selectquote, Inc.(1)	101,824	317,691
SiriusPoint Ltd.(1)	126,834	1,667,867
Skyward Specialty Insurance Group, Inc.(1)	41,386	1,544,526
Tiptree, Inc.	778	13,599
United Fire Group, Inc.	25,037	557,073
Universal Insurance Holdings, Inc.	37,692	742,909
White Mountains Insurance Group Ltd.	5	9,035
		28,059,269
Interactive Media and Services — 1.2%
BuzzFeed, Inc.(1)	280	784
Cargurus, Inc.(1)	119,925	2,903,384
Cars.com, Inc.(1)	85,311	1,725,842
DHI Group, Inc.(1)	7,151	14,803
Nextdoor Holdings, Inc.(1)	166,158	402,102
Shutterstock, Inc.	28,749	1,168,072
Taboola.com Ltd.(1)	60,248	241,594
Travelzoo(1)	10,020	79,158
TripAdvisor, Inc.(1)	91,314	1,675,612
TrueCar, Inc.(1)	91,417	269,680
Yelp, Inc.(1)	64,468	2,383,382
Ziff Davis, Inc.(1)	22,934	1,321,228
ZipRecruiter, Inc., Class A(1)	55,766	563,794
		12,749,435
IT Services — 0.4%
Crexendo, Inc.(1)	11,458	37,238
CSP, Inc.	5,985	88,518
Grid Dynamics Holdings, Inc.(1)	12,776	121,372
Hackett Group, Inc.	32,549	726,168
Perficient, Inc.(1)	43,920	3,256,668
Rackspace Technology, Inc.(1)(2)	4,137	8,109
		4,238,073
Leisure Products — 0.8%
American Outdoor Brands, Inc.(1)	1,238	10,102

AMMO, Inc.(1)	120,594	325,604
Clarus Corp.	38,048	266,336
Escalade, Inc.	815	11,231
Funko, Inc., Class A(1)	33,466	302,533
JAKKS Pacific, Inc.(1)	11,808	219,275
Johnson Outdoors, Inc., Class A	6,060	220,523
Latham Group, Inc.(1)	41,841	161,506
Malibu Boats, Inc., Class A(1)	27,148	1,044,112
Marine Products Corp.	6,750	69,120
MasterCraft Boat Holdings, Inc.(1)	22,350	471,585
Smith & Wesson Brands, Inc.	61,796	1,036,319
Solo Brands, Inc., Class A(1)(2)	36,075	70,346
Sturm Ruger & Co., Inc.	22,873	1,016,476
Topgolf Callaway Brands Corp.(1)	24,167	378,214
Vista Outdoor, Inc.(1)	73,079	2,548,995
		8,152,277
Life Sciences Tools and Services — 0.5%
AbCellera Biologics, Inc.(1)	43,368	170,003
Adaptive Biotechnologies Corp.(1)	23,091	79,664
Azenta, Inc.(1)	28,128	1,420,745
Bionano Genomics, Inc.(1)(2)	3,305	3,199
Codexis, Inc.(1)	96,086	324,771
CryoPort, Inc.(1)	25,227	259,333
Cytek Biosciences, Inc.(1)	134,773	758,772
Inotiv, Inc.(1)(2)	33,630	62,888
Lifecore Biomedical, Inc.(1)(2)	15,358	89,691
Maravai LifeSciences Holdings, Inc., Class A(1)	2,721	23,591
MaxCyte, Inc.(1)	125,846	563,790
Nautilus Biotechnology, Inc.(1)	1,246	3,414
OmniAb, Inc.(1)	93,109	404,093
OmniAb, Inc.(1)	309	637
OmniAb, Inc.(1)	309	590
Personalis, Inc.(1)	8,432	10,962
Quanterix Corp.(1)	45,040	719,289
Quantum-Si, Inc.(1)(2)	53,327	81,057
Seer, Inc.(1)	46,784	84,211
		5,060,700
Machinery — 4.1%
3D Systems Corp.(1)	138,393	487,143
Alamo Group, Inc.	4,881	927,341
Astec Industries, Inc.	30,149	979,541
Atmus Filtration Technologies, Inc.(1)	85,049	2,622,911
Blue Bird Corp.(1)	44,939	2,561,972
Commercial Vehicle Group, Inc.(1)	41,033	221,989
Douglas Dynamics, Inc.	22,044	548,014
Eastern Co.	2,441	66,102
Enerpac Tool Group Corp.	70,305	2,764,393
Federal Signal Corp.	54	4,969
Gencor Industries, Inc.(1)	1,226	23,748
Gorman-Rupp Co.	27,489	949,470
Graham Corp.(1)	7,228	195,517
Greenbrier Cos., Inc.	42,223	2,332,821
Helios Technologies, Inc.	17,551	878,954
Hillman Solutions Corp.(1)	255,475	2,347,815
Hurco Cos., Inc.	2,194	39,141

Hyliion Holdings Corp.(1)	1,929	2,855
Hyster-Yale Materials Handling, Inc.	13,470	977,787
Hyzon Motors, Inc.(1)(2)	3,805	2,026
Kennametal, Inc.	106,311	2,737,508
L B Foster Co., Class A(1)	12,603	345,700
Lindsay Corp.	14,685	1,686,132
Luxfer Holdings PLC	7,482	92,178
Manitowoc Co., Inc.(1)	46,015	571,967
Markforged Holding Corp.(1)	8,344	3,507
Mayville Engineering Co., Inc.(1)	9,882	158,310
Miller Industries, Inc.	14,680	892,544
Mueller Water Products, Inc., Class A	199,923	3,710,571
NN, Inc.(1)	55,385	180,001
Omega Flex, Inc.	3,931	232,755
Park-Ohio Holdings Corp.	9,847	257,499
Proto Labs, Inc.(1)	35,292	1,092,993
REV Group, Inc.	63,205	1,732,449
Shyft Group, Inc.	27,285	345,701
SPX Technologies, Inc.(1)	72	10,038
Standex International Corp.	15,058	2,532,906
Taylor Devices, Inc.(1)	1,589	80,912
Tennant Co.	26,349	2,704,988
Titan International, Inc.(1)	68,950	570,217
Trinity Industries, Inc.	107,174	3,370,622
Wabash National Corp.	60,591	1,369,963
		43,613,970
Marine Transportation — 0.3%
Costamare, Inc.	33,176	531,148
Genco Shipping & Trading Ltd.	61,966	1,395,474
Pangaea Logistics Solutions Ltd.	41,223	340,914
Safe Bulkers, Inc.(2)	94,859	537,851
Star Bulk Carriers Corp.	26,951	729,833
		3,535,220
Media — 1.4%
AdTheorent Holding Co., Inc.(1)	24,228	77,287
Advantage Solutions, Inc.(1)	117,578	404,468
AMC Networks, Inc., Class A(1)	42,437	735,858
Boston Omaha Corp., Class A(1)	21,698	317,008
Cable One, Inc.	1,320	509,401
Cumulus Media, Inc., Class A(1)	3,081	7,179
Entravision Communications Corp., Class A	67,282	145,329
EW Scripps Co., Class A(1)	85,356	232,168
Gambling.com Group Ltd.(1)	6,171	47,702
Gannett Co., Inc.(1)	171,872	646,239
Gray Television, Inc.	101,307	632,156
Innovid Corp.(1)	33,111	72,844
John Wiley & Sons, Inc., Class A	54,247	1,977,303
Magnite, Inc.(1)	183,510	2,264,513
National CineMedia, Inc.(1)(2)	85,223	472,988
PubMatic, Inc., Class A(1)	59,271	1,298,035
Scholastic Corp.	27,675	1,004,049
Sinclair, Inc.	45,411	644,836
Stagwell, Inc.(1)	117,279	812,744
TechTarget, Inc.(1)	30,876	933,073
Thryv Holdings, Inc.(1)	40,577	854,957

Townsquare Media, Inc., Class A	6,967	76,707
Urban One, Inc.(1)	3,408	5,725
Urban One, Inc., Class A(1)	1,238	2,612
WideOpenWest, Inc.(1)	64,214	322,996
		14,498,177
Metals and Mining — 2.0%
Alpha Metallurgical Resources, Inc.	6,830	2,154,250
Ascent Industries Co.(1)	1,238	12,788
Caledonia Mining Corp. PLC	9,908	103,539
Century Aluminum Co.(1)	79,104	1,449,976
Coeur Mining, Inc.(1)	479,725	2,758,419
Compass Minerals International, Inc.	54,759	709,677
Dakota Gold Corp.(1)	8,919	26,311
Gatos Silver, Inc.(1)(2)	67,627	838,575
Haynes International, Inc.	16,957	997,411
Kaiser Aluminum Corp.	21,419	2,094,778
Materion Corp.	24,307	2,780,235
McEwen Mining, Inc.(1)	54,015	643,319
Metallus, Inc.(1)	57,195	1,373,252
MP Materials Corp.(1)(2)	49,508	803,020
Olympic Steel, Inc.	14,389	750,242
Perpetua Resources Corp.(1)	18,815	128,695
Piedmont Lithium, Inc.(1)(2)	2,500	32,650
Radius Recycling, Inc., Class A	34,341	587,574
Ramaco Resources, Inc., Class A	40,446	572,311
Ramaco Resources, Inc., Class B	7,568	82,415
Ryerson Holding Corp.	40,189	954,489
SunCoke Energy, Inc.	117,916	1,244,014
Tredegar Corp.	27,585	150,338
Universal Stainless & Alloy Products, Inc.(1)	12,645	415,135
		21,663,413
Multi-Utilities — 0.4%
Avista Corp.	90,473	3,345,691
Unitil Corp.	21,700	1,160,733
		4,506,424
Oil, Gas and Consumable Fuels — 4.9%
Amplify Energy Corp.(1)	51,900	326,970
Ardmore Shipping Corp.	57,453	1,287,522
Berry Corp.	86,845	605,310
Centrus Energy Corp., Class A(1)	6,171	306,267
Chord Energy Corp.	1	185
Clean Energy Fuels Corp.(1)	222,675	696,973
Comstock Resources, Inc.	75,123	879,690
CONSOL Energy, Inc.(1)	24,877	2,578,999
Crescent Energy Co., Class A	112,995	1,423,737
Delek U.S. Holdings, Inc.	83,106	2,115,879
DHT Holdings, Inc.	183,949	2,225,783
Dorian LPG Ltd.	54,662	2,766,444
Encore Energy Corp.(1)	3,342	16,209
Epsilon Energy Ltd.	2,006	10,772
Evolution Petroleum Corp.	39,086	224,744
Excelerate Energy, Inc., Class A	20,977	373,600
FutureFuel Corp.	34,540	147,831
Golar LNG Ltd.	68,509	1,801,102
Gran Tierra Energy, Inc.(1)(2)	43,773	407,089

Granite Ridge Resources, Inc.	86,410	565,985
Green Plains, Inc.(1)	77,115	1,324,065
Gulfport Energy Corp.(1)	14,949	2,418,898
Hallador Energy Co.(1)	32,957	295,624
HighPeak Energy, Inc.	30,737	485,030
International Seaways, Inc.	63,976	4,121,334
Kimbell Royalty Partners LP	88,763	1,489,443
Kosmos Energy Ltd.(1)	171,362	1,045,308
NACCO Industries, Inc., Class A	389	12,946
Nordic American Tankers Ltd.	279,949	1,158,989
Overseas Shipholding Group, Inc., Class A	78,263	661,322
Par Pacific Holdings, Inc.(1)	78,537	2,131,494
Peabody Energy Corp.	66,446	1,646,532
PrimeEnergy Resources Corp.(1)	45	5,130
REX American Resources Corp.(1)	21,226	1,061,088
Riley Exploration Permian, Inc.	10,479	305,987
Ring Energy, Inc.(1)(2)	107,363	192,180
SandRidge Energy, Inc.	43,570	608,237
SFL Corp. Ltd.	152,449	2,181,545
SilverBow Resources, Inc.(1)	30,560	1,197,952
Talos Energy, Inc.(1)	161,253	1,936,648
Teekay Corp.(1)	88,161	863,096
Teekay Tankers Ltd., Class A	37,596	2,738,117
VAALCO Energy, Inc.	146,683	935,837
Vertex Energy, Inc.(1)(2)	40,023	45,226
Vital Energy, Inc.(1)	34,599	1,690,161
Vitesse Energy, Inc.	21,338	544,546
W&T Offshore, Inc.	127,933	285,291
World Kinect Corp.	78,580	2,069,797
		52,212,914
Paper and Forest Products — 0.5%
Clearwater Paper Corp.(1)	22,376	1,189,060
Glatfelter Corp.(1)	28,366	45,953
Mercer International, Inc.	54,590	518,605
Sylvamo Corp.	47,703	3,402,178
		5,155,796
Passenger Airlines — 0.9%
Allegiant Travel Co.	21,457	1,141,513
Blade Air Mobility, Inc.(1)(2)	72,430	218,014
Frontier Group Holdings, Inc.(1)(2)	46,668	255,274
Hawaiian Holdings, Inc.(1)	2,044	27,921
JetBlue Airways Corp.(1)	486,449	2,719,250
SkyWest, Inc.(1)	54,470	4,067,275
Spirit Airlines, Inc.(2)	143,145	522,479
Sun Country Airlines Holdings, Inc.(1)	65,024	688,604
		9,640,330
Personal Care Products — 0.5%
Beauty Health Co.(1)(2)	22,980	50,786
Edgewell Personal Care Co.	63,546	2,451,605
Honest Co., Inc.(1)	92,109	247,773
Medifast, Inc.	14,353	369,446
Nature's Sunshine Products, Inc.(1)	16,211	248,352
Nu Skin Enterprises, Inc., Class A	65,006	867,830
Olaplex Holdings, Inc.(1)	88,690	157,868
USANA Health Sciences, Inc.(1)	14,928	710,573

Veru, Inc.(1)	1,268	1,281
Waldencast PLC, Class A(1)	2,787	11,873
		5,117,387
Pharmaceuticals — 2.2%
Amneal Pharmaceuticals, Inc.(1)	209,519	1,399,587
Amphastar Pharmaceuticals, Inc.(1)	46,713	1,977,361
Amylyx Pharmaceuticals, Inc.(1)	19,041	32,751
ANI Pharmaceuticals, Inc.(1)	21,523	1,396,843
ATAI Life Sciences NV(1)(2)	96,576	151,624
Atea Pharmaceuticals, Inc.(1)	105,589	387,512
Athira Pharma, Inc.(1)	38,169	100,003
Collegium Pharmaceutical, Inc.(1)	46,426	1,538,558
Corcept Therapeutics, Inc.(1)	110,961	3,347,693
Edgewise Therapeutics, Inc.(1)	63,423	1,086,436
Enliven Therapeutics, Inc.(1)	20,113	453,950
Fulcrum Therapeutics, Inc.(1)	91,030	714,586
Harmony Biosciences Holdings, Inc.(1)	41,526	1,220,864
Innoviva, Inc.(1)	73,818	1,165,586
Ligand Pharmaceuticals, Inc.(1)	22,132	1,882,327
Longboard Pharmaceuticals, Inc.(1)	6,621	124,938
Nuvation Bio, Inc.(1)	183,289	568,196
Ocuphire Pharma, Inc.(1)(2)	9,708	16,309
Oramed Pharmaceuticals, Inc.(1)(2)	15,439	33,657
Pacira BioSciences, Inc.(1)	58,561	1,776,155
Phibro Animal Health Corp., Class A	25,112	442,725
Pliant Therapeutics, Inc.(1)	66,403	805,468
Prestige Consumer Healthcare, Inc.(1)	30	1,929
ProPhase Labs, Inc.(1)(2)	5,822	29,983
Relmada Therapeutics, Inc.(1)	31,692	95,076
SCYNEXIS, Inc.(1)(2)	5,975	14,430
SIGA Technologies, Inc.	55,023	411,572
Supernus Pharmaceuticals, Inc.(1)	68,088	1,846,547
Terns Pharmaceuticals, Inc.(1)	55,848	335,646
Theravance Biopharma, Inc.(1)	41,216	355,282
Third Harmonic Bio, Inc.(1)	7,741	103,033
Trevi Therapeutics, Inc.(1)	54,236	139,387
Ventyx Biosciences, Inc.(1)	12,082	57,752
Zevra Therapeutics, Inc.(1)(2)	7,788	36,214
		24,049,980
Professional Services — 1.9%
Asure Software, Inc.(1)	24,117	182,566
Barrett Business Services, Inc.	8,329	1,102,260
Blacksky Technology, Inc.(1)	43,261	47,154
Conduent, Inc.(1)	213,886	748,601
CRA International, Inc.	8,503	1,496,273
CSG Systems International, Inc.	37,423	1,614,802
DLH Holdings Corp.(1)	3,723	42,628
First Advantage Corp.	65,294	1,048,622
Forrester Research, Inc.(1)	7,348	132,191
Franklin Covey Co.(1)	14,684	543,308
Heidrick & Struggles International, Inc.	24,858	852,132
HireQuest, Inc.	2,911	37,930
HireRight Holdings Corp.(1)	10,772	154,040
Hudson Global, Inc.(1)	368	5,616
Huron Consulting Group, Inc.(1)	23,807	2,102,396

IBEX Holdings Ltd.(1)	7,903	123,682
ICF International, Inc.	19,715	2,814,316
Kelly Services, Inc., Class A	43,646	948,864
Kforce, Inc.	24,400	1,508,164
Legalzoom.com, Inc.(1)	181,210	1,591,024
Mistras Group, Inc.(1)	14,570	124,573
Planet Labs PBC(1)(2)	252,409	469,481
RCM Technologies, Inc.(1)	6,970	138,354
Resources Connection, Inc.	41,739	477,912
Spire Global, Inc.(1)(2)	599	5,481
Sterling Check Corp.(1)	27,744	426,703
TaskUS, Inc., Class A(1)	23,643	338,331
TrueBlue, Inc.(1)	39,690	428,652
TTEC Holdings, Inc.	23,481	147,461
Willdan Group, Inc.(1)	10,403	337,889
		19,991,406
Real Estate Management and Development — 1.1%
Anywhere Real Estate, Inc.(1)	123,708	503,492
Cushman & Wakefield PLC(1)	260,377	2,892,788
DigitalBridge Group, Inc.	26,632	363,261
Five Point Holdings LLC, Class A(1)	6,712	21,881
Forestar Group, Inc.(1)	26,322	895,211
FRP Holdings, Inc.(1)	7,243	221,636
Kennedy-Wilson Holdings, Inc.	135,527	1,385,086
LuxUrban Hotels, Inc.(1)(2)	8,859	2,660
Marcus & Millichap, Inc.	30,976	1,001,454
Newmark Group, Inc., Class A	57,945	603,207
Offerpad Solutions, Inc.(1)(2)	1,849	8,968
Opendoor Technologies, Inc.(1)	850,307	1,853,669
Rafael Holdings, Inc., Class B(1)	2,111	3,230
RE/MAX Holdings, Inc., Class A	16,199	131,050
Redfin Corp.(1)	3,128	20,144
RMR Group, Inc., Class A	20,190	475,071
Seritage Growth Properties, Class A(1)	46,980	247,115
Star Holdings(1)	13,428	172,818
Stratus Properties, Inc.(1)	1,042	24,852
Tejon Ranch Co.(1)	26,910	490,569
		11,318,162
Semiconductors and Semiconductor Equipment — 1.4%
ACM Research, Inc., Class A(1)	68,758	1,485,173
Alpha & Omega Semiconductor Ltd.(1)	30,154	883,814
Amtech Systems, Inc.(1)	1,238	7,948
AXT, Inc.(1)	19,625	74,771
CEVA, Inc.(1)	28,152	560,788
Cohu, Inc.(1)	60,152	1,939,300
GSI Technology, Inc.(1)	19,827	51,550
inTEST Corp.(1)	7,587	75,567
Kopin Corp.(1)	8,161	6,544
Kulicke & Soffa Industries, Inc.	39,566	1,806,979
Magnachip Semiconductor Corp.(1)	49,072	246,832
MaxLinear, Inc.(1)	13,755	244,426
NVE Corp.	6,310	489,214
Photronics, Inc.(1)	88,851	2,430,075
QuickLogic Corp.(1)(2)	17,994	233,022
Rigetti Computing, Inc.(1)(2)	21,931	23,028

SkyWater Technology, Inc.(1)(2)	34,232	258,794
SMART Global Holdings, Inc.(1)	69,729	1,435,023
SolarEdge Technologies, Inc.(1)	220	10,778
Ultra Clean Holdings, Inc.(1)	63,797	2,958,905
		15,222,531
Software — 2.3%
8x8, Inc.(1)	146,376	399,607
A10 Networks, Inc.	91,031	1,379,120
Adeia, Inc.	138,538	1,638,905
Agilysys, Inc.(1)	148	14,130
American Software, Inc., Class A	7,443	76,365
Arteris, Inc.(1)	4,160	33,987
Bit Digital, Inc.(1)	68,548	169,999
Cipher Mining, Inc.(1)	136,060	504,783
Clear Secure, Inc., Class A	13,921	235,126
CoreCard Corp.(1)	3,743	52,252
CS Disco, Inc.(1)	31,038	181,572
CXApp, Inc.(1)	934	2,204
Daily Journal Corp.(1)	1,561	591,619
Dave, Inc.(1)(2)	8,239	371,249
Digital Turbine, Inc.(1)	57,851	109,338
E2open Parent Holdings, Inc.(1)	31,121	145,024
Enfusion, Inc., Class A(1)	34,163	321,474
EverCommerce, Inc.(1)	327	3,136
Expensify, Inc., Class A(1)	4,191	6,328
InterDigital, Inc.	34,061	3,878,526
LiveRamp Holdings, Inc.(1)	1,332	41,678
Matterport, Inc.(1)	271,481	1,194,516
MeridianLink, Inc.(1)	18,043	335,059
Mitek Systems, Inc.(1)	47,460	595,623
NCR Voyix Corp.(1)	157,475	2,075,521
Olo, Inc., Class A(1)	132,083	604,940
Progress Software Corp.	55,791	2,825,814
Red Violet, Inc.(1)	82	1,720
ReposiTrak, Inc.	13,084	213,923
Riot Platforms, Inc.(1)	249,983	2,434,834
SolarWinds Corp.	61,756	715,135
Synchronoss Technologies, Inc.(1)	4,871	44,204
Telos Corp.(1)	75,750	343,148
Terawulf, Inc.(1)	74,902	163,286
Upland Software, Inc.(1)	24,566	67,557
Verint Systems, Inc.(1)	80,885	2,399,049
Xperi, Inc.(1)	56,840	500,760
		24,671,511
Specialty Retail — 3.4%
1-800-Flowers.com, Inc., Class A(1)	43,707	423,084
Aaron's Co., Inc.	40,856	346,459
Abercrombie & Fitch Co., Class A(1)	30,467	5,266,830
America's Car-Mart, Inc.(1)	6,746	406,581
Arhaus, Inc.	71,941	1,353,210
Arko Corp.	77,300	463,800
Big 5 Sporting Goods Corp.	26,552	92,135
Buckle, Inc.	42,521	1,638,759
Build-A-Bear Workshop, Inc.	17,868	483,687
Caleres, Inc.	50,762	1,760,426

Camping World Holdings, Inc., Class A	55,668	1,118,927
Cato Corp., Class A	6,133	36,798
Children's Place, Inc.(1)	3,969	48,620
Citi Trends, Inc.(1)	11,314	276,401
Conn's, Inc.(1)	9,309	33,326
Designer Brands, Inc., Class A	59,004	592,990
Destination XL Group, Inc.(1)	67,381	239,202
Duluth Holdings, Inc., Class B(1)	3,202	12,648
Foot Locker, Inc.	122,652	3,401,140
Genesco, Inc.(1)	14,746	420,261
GrowGeneration Corp.(1)	73,142	185,049
Guess?, Inc.	45,879	1,067,604
Haverty Furniture Cos., Inc.	18,148	515,585
Hibbett, Inc.	17,093	1,479,912
J Jill, Inc.	7,417	249,953
Lands' End, Inc.(1)	12,558	179,454
Lazydays Holdings, Inc.(1)	3,398	12,097
LL Flooring Holdings, Inc.(1)	24,180	41,106
MarineMax, Inc.(1)	25,037	713,054
Monro, Inc.	37,351	883,351
National Vision Holdings, Inc.(1)	97,690	1,474,142
ODP Corp.(1)	45,967	1,800,068
Petco Health & Wellness Co., Inc.(1)	97,791	377,473
PetMed Express, Inc.	22,530	95,978
Revolve Group, Inc.(1)	6,409	122,284
RumbleON, Inc., Class B(1)	21,529	123,146
Sally Beauty Holdings, Inc.(1)	148,177	1,804,796
Shoe Carnival, Inc.	25,047	945,524
Sonic Automotive, Inc., Class A	12,637	716,139
Sportsman's Warehouse Holdings, Inc.(1)	47,549	181,162
Stitch Fix, Inc., Class A(1)	111,727	275,966
ThredUp, Inc., Class A(1)(2)	65,200	131,052
Tile Shop Holdings, Inc.(1)	25,673	169,442
Tilly's, Inc., Class A(1)	15,070	86,954
Upbound Group, Inc.	54,979	1,804,411
Victoria's Secret & Co.(1)	110,564	2,519,754
Zumiez, Inc.(1)	21,254	399,150
		36,769,890
Technology Hardware, Storage and Peripherals — 0.2%
Eastman Kodak Co.(1)	94,076	502,366
Immersion Corp.	39,376	393,366
Intevac, Inc.(1)	6,970	26,695
Turtle Beach Corp.(1)	22,900	379,682
Xerox Holdings Corp.	90,952	1,278,785
		2,580,894
Textiles, Apparel and Luxury Goods — 1.1%
Carter's, Inc.	34,530	2,361,852
Delta Apparel, Inc.(1)	736	868
Ermenegildo Zegna NV(2)	103	1,269
Figs, Inc., Class A(1)	16,136	85,521
G-III Apparel Group Ltd.(1)	60,329	1,813,490
Hanesbrands, Inc.(1)	430,957	2,206,500
Lakeland Industries, Inc.	962	17,730
Movado Group, Inc.	20,427	541,316
Oxford Industries, Inc.	20,501	2,269,256

PLBY Group, Inc.(1)(2)	7,710	7,062
Rocky Brands, Inc.	7,864	306,617
Superior Group of Cos., Inc.	12,013	246,146
Unifi, Inc.(1)	7,109	46,564
Vera Bradley, Inc.(1)	30,402	248,080
Wolverine World Wide, Inc.	91,821	1,250,602
		11,402,873
Trading Companies and Distributors — 0.9%
Alta Equipment Group, Inc.	30,620	258,433
BlueLinx Holdings, Inc.(1)	13,072	1,344,978
Boise Cascade Co.	513	70,430
Custom Truck One Source, Inc.(1)	1,017	4,851
Distribution Solutions Group, Inc.(1)	2	67
DNOW, Inc.(1)	145,133	2,117,490
DXP Enterprises, Inc.(1)	17,667	877,696
Global Industrial Co.	16,284	563,589
H&E Equipment Services, Inc.	45,781	2,168,646
Hudson Technologies, Inc.(1)	54,605	486,530
Karat Packaging, Inc.	9,568	273,071
Mega Matrix Corp.(1)(2)	1,885	3,789
MRC Global, Inc.(1)	106,748	1,418,681
Rush Enterprises, Inc., Class A	37	1,670
Rush Enterprises, Inc., Class B	158	6,679
Titan Machinery, Inc.(1)	26,635	501,271
Transcat, Inc.(1)	305	38,857
Willis Lease Finance Corp.	45	2,931
		10,139,659
Water Utilities — 0.5%
American States Water Co.	30,886	2,272,901
Artesian Resources Corp., Class A	8,920	319,960
California Water Service Group	58,112	2,899,208
Consolidated Water Co. Ltd.	574	15,555
Middlesex Water Co.	4,933	265,790
Pure Cycle Corp.(1)	4,151	38,604
York Water Co.	918	34,003
		5,846,021
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(1)	55,921	591,924
Spok Holdings, Inc.	19,064	289,963
Telephone & Data Systems, Inc.	140,907	2,802,640
		3,684,527
TOTAL COMMON STOCKS (Cost $1,022,797,167)		1,072,357,778
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)	779	615
Chinook Therapeutics, Inc.(1)	5,210	52
Pardes Biosciences, Inc.(1)	223	7
		674
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	5,515	2,040
Jounce Therapeutics, Inc.(1)	4,355	131
Theseus Pharmaceuticals, Inc.(1)	12,795	128
		2,299
TOTAL RIGHTS (Cost $4,861)		2,973

SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	435,187	435,187
State Street Navigator Securities Lending Government Money Market Portfolio(3)	9,276,141	9,276,141
TOTAL SHORT-TERM INVESTMENTS (Cost $9,711,328)		9,711,328
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $1,032,513,356)		1,082,072,079
OTHER ASSETS AND LIABILITIES — (0.8)%		(8,469,115)
TOTAL NET ASSETS — 100.0%		$1,073,602,964

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,751,220. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,248,196, which includes securities collateral of $972,055.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.